Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents.
Schedule of cash and cash equivalents

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Bank balances	43,732	42	955
	43,732	42	955